Other disclosures (Tables)	6 Months Ended
Dec. 31, 2025
Other disclosures [Abstract]
Capital and Other Commitments
9.1	Capital and other commitments

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Payable within one year
Water rights	1,594	1,336	498
Non-cancellable lease commitments	190	261	267
Exploration and evaluation expenditure commitments	-	317	216
Sub total	1,784	1,913	981
Payable after one year but not later than five years
Water rights	5,392	4,971	953
Non-cancellable lease commitments	163	288	54
Exploration and evaluation expenditure commitments	-	317	432
Sub total	5,555	5,576	1,439
Payable later than five years
Water rights	9,143	9,116	-
Non-cancellable operating lease rental commitments	-	-	-
Exploration and evaluation expenditure commitments	-	-	-
Sub total	9,143	9,116	-
Total commitments	16,482	16,605	2,420